CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating revenues
Contract revenues		$ 189	$ 253	$ 392	$ 508
Revenues		277	321	598	623
Operating expenses
Depreciation		(82)	(104)	(182)	(212)
Amortization of intangibles		0	(38)	0	(73)
Selling, general and administrative expenses		(17)	(24)	(37)	(47)
Total operating expenses		(365)	(397)	(748)	(796)
Other operating items
Impairment of long-lived assets		0	0	(1,230)	0
Other operating income		0	3	8	29
Total other operating items		0	3	(1,222)	29
Operating loss		(88)	(73)	(1,372)	(144)
Financial items and other income
Interest income	[1]	8	19	20	39
Interest expenses	[1]	(92)	(122)	(200)	(254)
Loss on impairment of equity method investments		0	0	(47)	0
Share in results from associated companies		4	(23)	(66)	(65)
Loss on derivative financial instruments	[1]	0	(6)	(1)	(33)
Net loss on debt extinguishment		0	(22)	0	(22)
Foreign exchange loss		(2)	4	(24)	2
Loss on marketable securities		1	(14)	(6)	(35)
Impairment of convertible bond from related party		0	0	(29)	0
Other financial items	[1]	(9)	1	(21)	(2)
Total financial items and other non-operating items		(90)	(163)	(374)	(370)
Loss before income taxes		(178)	(236)	(1,746)	(514)
Income tax benefit/(expense)		(5)	30	(2)	12
Net loss		(183)	(206)	(1,748)	(502)
Net loss attributable to shareholder		(181)	(203)	(1,745)	(498)
Net income/(loss) attributable to non-controlling interest		(1)	(2)	(2)	(2)
Net income/(loss) attributable to redeemable non-controlling interest		$ (1)	$ (1)	$ (1)	$ (2)
Basic loss per share (in dollars per share)		$ (1.80)	$ (2.03)	$ (17.40)	$ (4.98)
Diluted loss per share (in dollars per share)		$ (1.80)	$ (2.03)	$ (17.40)	$ (4.98)
Reimbursable revenues/ expenses
Operating revenues
Revenues		$ 10	$ 10	$ 19	$ 19
Operating expenses
Expenses		(10)	(9)	(17)	(18)
Management contracts
Operating revenues
Revenues	[1]	73	58	178	95
Operating expenses
Expenses		(104)	(49)	(208)	(82)
Other revenues
Operating revenues
Revenues	[1]	5	0	9	1
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (152)	$ (173)	$ (304)	$ (364)

[1]	Includes transactions with related parties. Refer to Note 26 – Related party transactions.